Product warranty (Tables)	12 Months Ended
Dec. 31, 2012
Guarantees [Abstract]
Schedule of Product Warranty Reserve

Changes in the Company’s warranty reserve were as follows:

Warranty reserve, December 31, 2010	$82,600
Warranty provision for units sold	42,847
Costs of warranty incurred	(72,447)
Warranty reserve, December 31, 2010	$53,000
Warranty provision for units sold	76,637
Costs of warranty incurred	(72,637)
Warranty reserve, December 31, 2011	57,000
Warranty provision for units sold	160,684
Costs of warranty incurred	(127,484)
Warranty reserve, December 31, 2012	$90,200